Financial assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [abstract]
Summary of Debt Investment AT FVOCI

Debt investments at FVOCI comprise the following investments in listed and unlisted securities:

	31 December	31 December
Current Assets	2020	2019
Listed debt securities	529,610	345,602
	529,610	345,602

	Fair values

	31 December	31 December	Fair value	Valuation technique
	2020	2019	hierarchy

Financial assets at fair value through other comprehensive income	272,334	—	Level 2	Present value of the estimated future cash flows based on observable yield curves and period end FX rates
	257,276	345,602	Level 1	Pricing models based on quoted market prices at the end of the reporting period.

Total	529,610	345,602

Summary of Nominal And Fair Value Of Financial Assets

As of 31 December 2020 and 2019, the nominal and fair value amounts of financial assets are as follows:

31 December 2020
	Nominal amount	Fair value
Currency	(original currency)	(in TL)	Maturity
EUR	10,000	91,229	5 February 2021
EUR	20,000	181,105	13 March 2021
EUR	20,000	178,375	17 December 2021
EUR	1,995	19,718	16 February 2026
TRY	24,108	24,819	2 March 2022
TRY	24,312	24,362	2 March 2022
USD	300	1,966	21 February 2022
USD	996	8,036	10 August 2024
Total financial assets		529,610

31 December 2019
	Nominal amount	Fair value
Currency	(original currency)	(in TL)	Maturity
EUR	17,990	121,456	29 May 2020
EUR	10,000	67,773	5 February 2021
EUR	20,000	133,072	17 December 2021
EUR	2,000	15,026	16 February 2026
USD	300	1,878	21 February 2022
USD	1,000	6,397	10 August 2024
Total financial assets		345,602

Summary of Gain Losses on Other Comprehensive Income

During the year, the following gains (losses) were recognized in other comprehensive income.

	31 December	31 December
	2020	2019
Gains / (Losses) recognized in other comprehensive income
Related to debt securities	(1,487)	3,472
	(1,487)	3,472